As filed with the Securities and Exchange Commission on March 25, 2022

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 286	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 288	☒

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)

☒	on April 24, 2022 pursuant to Rule 485, paragraph (b)

☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐	on _________________ pursuant to Rule 485, paragraph (a)(1)

☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 286 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until April 24, 2022, the effectiveness of Post-Effective Amendment No. 215 to the Registrant’s Registration Statement on Form N-1A, with respect to the SPDR Bloomberg SASB US Large Cap Dividend Yield ESG Select ETF, SPDR Bloomberg SASB US Large Cap ESG Select ETF, SPDR Bloomberg SASB US Large Cap Growth ESG Select ETF and SPDR Bloomberg SASB US Large Cap Value ESG Select ETF, which was filed pursuant to Rule 485(a) under the Securities Act on September 17, 2019 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Series Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 25th day of March, 2022.

SPDR SERIES TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE
/s/ Dwight D. Churchill*	Trustee	March 25, 2022
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	March 25, 2022
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	March 25, 2022
Sandra G. Sponem

/s/ Carl G. Verboncoeur*	Trustee	March 25, 2022
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	March 25, 2022
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	March 25, 2022

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer	March 25, 2022

*By:	/s/ David Urman
David Urman
As Attorney-in-Fact Pursuant to Power of Attorney